UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 10/01/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               36

Form 13F Information Table Value Total:         $157,627

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AIM PREMIER EQUITY FUND CLASS A  COMMON   008879306       85         12048 SH       SOLE                     12048
AMERICAN INTERNATIONAL GROUP     COMMON   026874107     6747        123347 SH       SOLE                    123347
AMGEN INC.                       COMMON   031162100     5858        140488 SH       SOLE                    140488
APOLLO GROUP INC. "A"            COMMON   037604105     7716        177674 SH       SOLE                    177674
BP PLC SPONSORED ADR             COMMON   055622104     3081         77220 SH       SOLE                     77220
BANK ONE CORP                    COMMON   06423A103      263          7024 SH       SOLE                      7024
BARR LABS, INC.                  COMMON   068306109     5056         81175 SH       SOLE                     81175
BRISTOL MYERS                    COMMON   110122108     4365        183417 SH       SOLE                    183417
CHEVRONTEXACO CORP.              COMMON   166764100      282          4078 SH       SOLE                      4078
DORCHESTER HUGOTON               COMMON   258205202      631         49800 SH       SOLE                     49800
ECHOSTAR COMMUNICATIONS CORP     COMMON   278762109     2643        152800 SH       SOLE                    152800
EL PASO CORP 9% EQUITY SEC UNITS COMMON   28336L208     2906        104600 SH       SOLE                    104600
EL PASO ENERGY PARTNERS          COMMON   28368B102    12285        415322 SH       SOLE                    415322
ELECTRONIC ARTS INC.             COMMON   285512109      825         12500 SH       SOLE                     12500
ELECTRONIC DATA SYSTEMS          COMMON   285661104     3576        255784 SH       SOLE                    255784
EXXON MOBIL CORP                 COMMON   30231G102      424         13281 SH       SOLE                     13281
FAMILY DOLLAR STORES             COMMON   307000109     9810        364950 SH       SOLE                    364950
GENERAL ELECTRIC CO.             COMMON   369604103      515         20905 SH       SOLE                     20905
H POWER CORP.                    COMMON   40427A108       13         20000 SH       SOLE                     20000
HOME DEPOT INC.                  COMMON   437076102     4417        169221 SH       SOLE                    169221
ITT EDUCATIONAL SERVICES         COMMON   45068B109     8570        456562 SH       SOLE                    456562
IBM CORPORATION                  COMMON   45920010      4470         76660 SH       SOLE                     76660
JOHNSON & JOHNSON                COMMON   47816010      1563         28910 SH       SOLE                     28910
MERCK & COMPANY                  COMMON   589331107     2245         49120 SH       SOLE                     49120
MICROSOFT CORP                   COMMON   594918104      461         10541 SH       SOLE                     10541
NOBLE ENERGY                     COMMON   655044105    11518        339050 SH       SOLE                    339050
PEROT SYSTEMS                    COMMON   714265105       93         10000 SH       SOLE                     10000
PFIZER INC.                      COMMON   717081103      209          7200 SH       SOLE                      7200
PHILIP MORRIS CO.                COMMON   718154107     3953        101882 SH       SOLE                    101882
QUALCOMM, INC.                   COMMON   747525103    19091        691215 SH       SOLE                    691215
REPUBLIC SERVICES, INC.          COMMON   760759100     5321        283020 SH       SOLE                    283020
ROYAL DUTCH PETROLEUM            COMMON   780257804     1219         30346 SH       SOLE                     30346
SUNRISE ASSISTED LIVING          COMMON   86768K106    11676        544320 SH       SOLE                    544320
TYCO INTERNATIONAL               COMMON   902124106     4247        301177 SH       SOLE                    301177
VODAFONE GROUP PLC               COMMON   92857W100     6808        530594 SH       SOLE                    530594
WAL-MART STORES                  COMMON   93114210      4685         95144 SH       SOLE                     95144